Real Estate (Real Estate Properties Acquired) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) a ft² bldg	Dec. 31, 2017 USD ($) a ft² bldg	Dec. 31, 2016 USD ($) a ft² bldg
Business Acquisition [Line Items]
Number of buildings (in buildings)	72
Operating Segments | Land and Land Improvements | Dallas [Member]
Business Acquisition [Line Items]
Acres of developable land (in acres) | a	0
Operating Segments | Land and Land Improvements | Florida
Business Acquisition [Line Items]
Acres of developable land (in acres) | a	30.8
2018 acquisitions | Operating Segments | Building and Building Improvements
Business Acquisition [Line Items]
Number of buildings (in buildings)	16
Leaseable square feet (in sqft) | ft²	4,051,074
2018 acquisitions | Operating Segments | Building and Building Improvements | Dallas [Member]
Business Acquisition [Line Items]
Number of buildings (in buildings)	1
Leaseable square feet (in sqft) | ft²	900,043
2018 acquisitions | Operating Segments | Building and Building Improvements | Florida
Business Acquisition [Line Items]
Number of buildings (in buildings)	0
Leaseable square feet (in sqft) | ft²	0
2018 acquisitions | Operating Segments | Building and Building Improvements | Lehigh/Central PA
Business Acquisition [Line Items]
Number of buildings (in buildings)	0
Leaseable square feet (in sqft) | ft²	0
2018 acquisitions | Operating Segments | Building and Building Improvements | Southern California
Business Acquisition [Line Items]
Number of buildings (in buildings)	5
Leaseable square feet (in sqft) | ft²	1,450,041
2018 acquisitions | Operating Segments | Building and Building Improvements | United Kingdom
Business Acquisition [Line Items]
Number of buildings (in buildings)	7
Leaseable square feet (in sqft) | ft²	1,116,421
2018 acquisitions | Operating Segments | Building and Building Improvements | Other
Business Acquisition [Line Items]
Number of buildings (in buildings)	3
Leaseable square feet (in sqft) | ft²	584,569
2018 acquisitions | Operating Segments | Land and Land Improvements
Business Acquisition [Line Items]
Acres of developable land (in acres) | a	274.9
2018 acquisitions | Operating Segments | Land and Land Improvements | Lehigh/Central PA
Business Acquisition [Line Items]
Acres of developable land (in acres) | a	170.2
2018 acquisitions | Operating Segments | Land and Land Improvements | Southern California
Business Acquisition [Line Items]
Acres of developable land (in acres) | a	36.0
2018 acquisitions | Operating Segments | Land and Land Improvements | United Kingdom
Business Acquisition [Line Items]
Acres of developable land (in acres) | a	8.7
2018 acquisitions | Operating Segments | Land and Land Improvements | Other
Business Acquisition [Line Items]
Acres of developable land (in acres) | a	29.2
2018 acquisitions | Operating Segments | Land, Buildings and Improvements
Business Acquisition [Line Items]
Purchase Price | $	$ 632,570
2018 acquisitions | Operating Segments | Land, Buildings and Improvements | Dallas [Member]
Business Acquisition [Line Items]
Purchase Price | $	52,491
2018 acquisitions | Operating Segments | Land, Buildings and Improvements | Florida
Business Acquisition [Line Items]
Purchase Price | $	15,478
2018 acquisitions | Operating Segments | Land, Buildings and Improvements | Lehigh/Central PA
Business Acquisition [Line Items]
Purchase Price | $	34,092
2018 acquisitions | Operating Segments | Land, Buildings and Improvements | Southern California
Business Acquisition [Line Items]
Purchase Price | $	291,916
2018 acquisitions | Operating Segments | Land, Buildings and Improvements | United Kingdom
Business Acquisition [Line Items]
Purchase Price | $	149,582
2018 acquisitions | Operating Segments | Land, Buildings and Improvements | Other
Business Acquisition [Line Items]
Purchase Price | $	$ 89,011
2017 acquisitions | Operating Segments | Building and Building Improvements
Business Acquisition [Line Items]
Number of buildings (in buildings)		8
Leaseable square feet (in sqft) | ft²		1,861,879
2017 acquisitions | Operating Segments | Building and Building Improvements | Carolinas/Richmond
Business Acquisition [Line Items]
Number of buildings (in buildings)		0
Leaseable square feet (in sqft) | ft²		0
2017 acquisitions | Operating Segments | Building and Building Improvements | Lehigh/Central PA
Business Acquisition [Line Items]
Number of buildings (in buildings)		0
Leaseable square feet (in sqft) | ft²		0
2017 acquisitions | Operating Segments | Building and Building Improvements | Southern California
Business Acquisition [Line Items]
Number of buildings (in buildings)		3
Leaseable square feet (in sqft) | ft²		1,163,233
2017 acquisitions | Operating Segments | Building and Building Improvements | United Kingdom
Business Acquisition [Line Items]
Number of buildings (in buildings)		0
Leaseable square feet (in sqft) | ft²		0
2017 acquisitions | Operating Segments | Building and Building Improvements | Other
Business Acquisition [Line Items]
Number of buildings (in buildings)		5
Leaseable square feet (in sqft) | ft²		698,646
2017 acquisitions | Operating Segments | Land and Land Improvements
Business Acquisition [Line Items]
Acres of developable land (in acres) | a		253.5
2017 acquisitions | Operating Segments | Land and Land Improvements | Carolinas/Richmond
Business Acquisition [Line Items]
Acres of developable land (in acres) | a		10.7
2017 acquisitions | Operating Segments | Land and Land Improvements | Lehigh/Central PA
Business Acquisition [Line Items]
Acres of developable land (in acres) | a		94.6
2017 acquisitions | Operating Segments | Land and Land Improvements | Southern California
Business Acquisition [Line Items]
Acres of developable land (in acres) | a		0
2017 acquisitions | Operating Segments | Land and Land Improvements | United Kingdom
Business Acquisition [Line Items]
Acres of developable land (in acres) | a		34.6
2017 acquisitions | Operating Segments | Land and Land Improvements | Other
Business Acquisition [Line Items]
Acres of developable land (in acres) | a		113.6
2017 acquisitions | Operating Segments | Land, Buildings and Improvements
Business Acquisition [Line Items]
Purchase Price | $		$ 296,398
2017 acquisitions | Operating Segments | Land, Buildings and Improvements | Carolinas/Richmond
Business Acquisition [Line Items]
Purchase Price | $		1,242
2017 acquisitions | Operating Segments | Land, Buildings and Improvements | Lehigh/Central PA
Business Acquisition [Line Items]
Purchase Price | $		17,798
2017 acquisitions | Operating Segments | Land, Buildings and Improvements | Southern California
Business Acquisition [Line Items]
Purchase Price | $		176,310
2017 acquisitions | Operating Segments | Land, Buildings and Improvements | United Kingdom
Business Acquisition [Line Items]
Purchase Price | $		12,550
2017 acquisitions | Operating Segments | Land, Buildings and Improvements | Other
Business Acquisition [Line Items]
Purchase Price | $		$ 88,498
2016 acquisitions | Operating Segments | Building and Building Improvements
Business Acquisition [Line Items]
Number of buildings (in buildings)			1
Leaseable square feet (in sqft) | ft²			73,160
2016 acquisitions | Operating Segments | Building and Building Improvements | Carolinas/Richmond
Business Acquisition [Line Items]
Number of buildings (in buildings)			0
Leaseable square feet (in sqft) | ft²			0
2016 acquisitions | Operating Segments | Building and Building Improvements | Chicago/Minneapolis
Business Acquisition [Line Items]
Number of buildings (in buildings)			1
Leaseable square feet (in sqft) | ft²			73,160
2016 acquisitions | Operating Segments | Building and Building Improvements | Dallas [Member]
Business Acquisition [Line Items]
Number of buildings (in buildings)			0
Leaseable square feet (in sqft) | ft²			0
2016 acquisitions | Operating Segments | Building and Building Improvements | Lehigh/Central PA
Business Acquisition [Line Items]
Number of buildings (in buildings)			0
Leaseable square feet (in sqft) | ft²			0
2016 acquisitions | Operating Segments | Building and Building Improvements | Southern California
Business Acquisition [Line Items]
Number of buildings (in buildings)			0
Leaseable square feet (in sqft) | ft²			0
2016 acquisitions | Operating Segments | Building and Building Improvements | Philadelphia
Business Acquisition [Line Items]
Number of buildings (in buildings)			0
Leaseable square feet (in sqft) | ft²			0
2016 acquisitions | Operating Segments | Building and Building Improvements | Other
Business Acquisition [Line Items]
Number of buildings (in buildings)			0
Leaseable square feet (in sqft) | ft²			0
2016 acquisitions | Operating Segments | Land and Land Improvements
Business Acquisition [Line Items]
Acres of developable land (in acres) | a			216.4
2016 acquisitions | Operating Segments | Land and Land Improvements | Carolinas/Richmond
Business Acquisition [Line Items]
Acres of developable land (in acres) | a			12.7
2016 acquisitions | Operating Segments | Land and Land Improvements | Chicago/Minneapolis
Business Acquisition [Line Items]
Acres of developable land (in acres) | a			5.6
2016 acquisitions | Operating Segments | Land and Land Improvements | Dallas [Member]
Business Acquisition [Line Items]
Acres of developable land (in acres) | a			88.0
2016 acquisitions | Operating Segments | Land and Land Improvements | Lehigh/Central PA
Business Acquisition [Line Items]
Acres of developable land (in acres) | a			76.0
2016 acquisitions | Operating Segments | Land and Land Improvements | Southern California
Business Acquisition [Line Items]
Acres of developable land (in acres) | a			8.1
2016 acquisitions | Operating Segments | Land and Land Improvements | Philadelphia
Business Acquisition [Line Items]
Acres of developable land (in acres) | a			6.2
2016 acquisitions | Operating Segments | Land and Land Improvements | Other
Business Acquisition [Line Items]
Acres of developable land (in acres) | a			19.8
2016 acquisitions | Operating Segments | Land, Buildings and Improvements
Business Acquisition [Line Items]
Purchase Price | $			$ 60,892
2016 acquisitions | Operating Segments | Land, Buildings and Improvements | Carolinas/Richmond
Business Acquisition [Line Items]
Purchase Price | $			2,251
2016 acquisitions | Operating Segments | Land, Buildings and Improvements | Chicago/Minneapolis
Business Acquisition [Line Items]
Purchase Price | $			11,064
2016 acquisitions | Operating Segments | Land, Buildings and Improvements | Dallas [Member]
Business Acquisition [Line Items]
Purchase Price | $			7,985
2016 acquisitions | Operating Segments | Land, Buildings and Improvements | Lehigh/Central PA
Business Acquisition [Line Items]
Purchase Price | $			15,395
2016 acquisitions | Operating Segments | Land, Buildings and Improvements | Southern California
Business Acquisition [Line Items]
Purchase Price | $			4,041
2016 acquisitions | Operating Segments | Land, Buildings and Improvements | Philadelphia
Business Acquisition [Line Items]
Purchase Price | $			13,943
2016 acquisitions | Operating Segments | Land, Buildings and Improvements | Other
Business Acquisition [Line Items]
Purchase Price | $			$ 6,213